Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	General Money Market Fund, Inc.
Entity Central Index Key	0000353560
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000000265 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Wealth Shares
Trading Symbol	GMMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$27	0.53%*
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 2,111,000,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings
$2,111	90

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.
C000000266 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Service Shares
Trading Symbol	GMBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$50	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	1.00%	[2],[3]
Net Assets	$ 2,111,000,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings
$2,111	90

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.
C000157127 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Premier Shares
Trading Symbol	GMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$13	0.26%*
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[4]
Net Assets	$ 2,111,000,000
Holdings Count | Holding	90
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings
$2,111	90

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .01%.

[1]	Annualized.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	Annualized.
[4]	Annualized.